Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials & Work in progress	€ 32,639	€ 40,427
Finished goods	6,131	7,096
Total	€ 38,770	€ 47,523